Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued employee compensation and benefits	$ 183,158	$ 23,404	$ 17,813
Accrued professional fees	129,709	16,574	83,829
Customer advance payable to third party vendors or government agencies	83,999	10,733	13,255
Refundable customer deposits	104,059	13,297	137,678
Others	18,882	2,413	44,910
Total	$ 519,807	$ 66,421	$ 297,485